Other Receivable and Current Assets (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government institutions	$ 15,628	$ 9,820	$ 13,009	$ 13,349
Prepaid expenses	36,237	25,383	19,212	33,334
Shareholders	3,394	14,558	14,480	2,341
Grants receivable from chief scientist			56,538	65,187
Other receivables and current assets	$ 55,259	$ 49,761	$ 103,239	$ 114,211